Noncontrolling Interests (Tables)	12 Months Ended
May 31, 2016
Noncontrolling Interest [Abstract]
Summary of Changes in Noncontrolling Interest

	Koolearn Corporation US$	Xuncheng US$	New Road US$	Jinzhou School US$	Total US$
Balance as of May 31, 2013 and 2014	—	—	—	—	—
Capital injection from noncontrolling interest shareholders	3,752	—	39	—	3,791
(Loss) attributed to noncontrolling interest shareholders	(294)	—	(1)	—	(295)

Balance as of May 31, 2015	3,458	—	38	—	3,496

Capital injection from noncontrolling interest shareholders	—	28,737		182	28,919
Capital repurchase from noncontrolling interest shareholders	(3,497)	—	—	—	(3,497)
Unrealized gain on available-for-sale securities attributed to noncontrolling interest shareholders	—	999	—	—	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	—	(269)	(2)	—	(271)
Gain (loss) attributed to noncontrolling interest shareholders	39	423	3	(21)	444

Balance as of May 31, 2016	—	29,890	39	161	30,090